Finance Income and Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income and expenses [abstract]
Net foreign exchange gains	¥ 18,571	¥ 0	¥ 0
Interest income	398,176	443,661	268,379
Finance income	416,747	443,661	268,379
Interest on bank and other borrowings	(59,378)	(84,425)	(55,188)
Less: amounts capitalized on qualifying assets	5,594	5,179	804
Net interest expense	(53,784)	(79,246)	(54,384)
Net foreign exchange loss	0	(27,003)	(6,663)
Finance expenses	(53,784)	(106,249)	(61,047)
Finance income - net	¥ 362,963	¥ 337,412	¥ 207,332